GOODWILL (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in goodwill
The following table presents the change in the balance of intangible assets for the six-month period ended June 30, 2025 and the twelve-month period ended December 31, 2024:

(US$ MILLIONS)	June 30, 2025	December 31, 2024
Gross carrying amount
Balance at beginning of period	$7,650	$8,163
Additions	100	239
Dispositions (1)	(189)	(13)
Acquisitions through business combinations	—	11
Foreign currency translation	370	(750)
Balance at end of period	$7,931	$7,650
Accumulated amortization
Balance at beginning of period	$(1,684)	$(1,232)
Amortization and impairment expense	(291)	(614)
Dispositions (1)	104	12
Foreign currency translation	(80)	150
Balance at end of period	$(1,951)	$(1,684)
Net book value	$5,980	$5,966
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(1)Reflects the deconsolidation of the company’s healthcare services operation. See Note 14(i) for additional information.
The following table presents the change in the balance of goodwill for the six-month period ended June 30, 2025 and the twelve-month period ended December 31, 2024:

(US$ MILLIONS)	June 30, 2025	December 31, 2024
Balance at beginning of period	$4,988	$5,702
Acquisitions through business combinations	—	24
Impairment losses	—	(661)
Foreign currency translation	30	(77)
Balance at end of period	$5,018	$4,988